Note 08 - Other Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Other Income [Abstract]
Insurance premiums		€ 3	€ 3	€ 3
Net income (loss) from hedge relationships qualifying for hedge accounting		(594)	195	(214)
Remaining other income (loss)	[2]	937	(185)	162
Total other income (loss)		€ 346	€ 13	€ (48)

[1]
[2]	Includes net gains (losses) of € 404 million, € 10 million and € (59) million for the years ended December 31, 2022, 2021 and 2020, respectively, that are related to non-current assets and disposal groups held for sale.